Other current assets and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of other current assets
The following table summarises the Group’s other current assets as at the dates presented:

	Year ended 31 December
	2023	2022
Other current assets	€ million	€ million
Prepayments	130	180
VAT receivables	40	41
Coal royalties(A)	—	96
Miscellaneous receivables	181	162
Total other current assets	351	479
(A)As at 31 December 2022, the amount related to the royalty income recognised in connection with a favourable court ruling pertaining to the ownership of certain mineral rights in Australia. Refer to Note 23 for further detail.